Consolidated statement of changes in stockholders' equity - EUR (€) € in Thousands	Share capital	Additional paid-in capital	Foreign currency translation	Revaluation reserve	Retained Earnings	Total
Beginning balance at Dec. 31, 2021	€ 176,608	€ 1,430,136	€ (15,691)	€ 3,053	€ (216,421)	€ 1,377,685
Beginning balance (Shares) at Dec. 31, 2021	176,608,195					176,608,000
Exercised stock options	€ 345					€ 345
Exercised stock options (shares)	344,458
Stock option plan		9,919				9,919
Transaction costs		(45)				(45)
Deferred and current tax on future deductible expenses					(301)	(301)
Other comprehensive income			(598)	(24,166)		(24,764)
Net income (loss) for the period					(175,655)	(175,655)
Total comprehensive income (loss)			(598)	(24,166)	(175,655)	(200,419)
Ending balance at Dec. 31, 2022	€ 176,953	1,440,010	(16,289)	(21,113)	(392,377)	€ 1,187,184
Ending balance (Shares) at Dec. 31, 2022	176,952,653					176,953,000
Exercised stock options	€ 233					€ 233
Exercised stock options (shares)	233,083
Stock option plan		9,630				9,630
Transaction costs		14				14
Other comprehensive income			(1,760)	8,519		6,759
Net income (loss) for the period					(83,913)	(83,913)
Total comprehensive income (loss)			(1,760)	8,519	(83,913)	(77,153)
Ending balance at Dec. 31, 2023	€ 177,186	1,449,654	(18,049)	(12,594)	(476,290)	€ 1,119,908
Ending balance (Shares) at Dec. 31, 2023	177,185,736					177,186,000
Exercised stock options	€ 368					€ 368
Exercised stock options (shares)	367,720
Stock option plan		5,034				5,034
Other comprehensive income			23,127	167		23,294
Net income (loss) for the period					(196,078)	(196,078)
Total comprehensive income (loss)			23,127	167	(196,078)	(172,785)
Ending balance at Dec. 31, 2024	€ 177,553	€ 1,454,688	€ 5,078	€ (12,427)	€ (672,370)	€ 952,525
Ending balance (Shares) at Dec. 31, 2024	177,553,456					177,553,456